Equity - Balance of Accumulated Other Comprehensive (Loss) in Shareholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Equity [Abstract]
Foreign currency translation	$ (68,328)	$ (51,125)
Retirement benefit plans	(1,039,072)	(1,364,138)
Other	$ (433)	$ (637)